LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES	LEASES
Lessee Contracts
We have operating leases primarily for office space, equipment, satellite transponders and studio facilities. We also have finance leases for equipment, which were not material for the periods presented. Lease costs are generally fixed, with certain contracts containing variable payments for non-lease costs based on usage and escalations in the lessors’ annual costs.
At December 31, 2025 (Successor) and December 31, 2024 (Predecessor), the following amounts were recorded on the Consolidated Balance Sheets relating to our operating leases.

	Successor	Predecessor
	2025	2024
Right-of-Use Assets
Operating lease assets	$1,126	$1,012

Lease Liabilities
Other current liabilities	$284	$284
Operating lease liabilities	1,150	1,048
Total lease liabilities	$1,434	$1,332

	Successor	Predecessor
	2025	2024
Weighted average remaining lease term	6 years	6 years

Weighted average discount rate	4.7%	3.8%
The following table presents our lease cost relating to our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Operating lease cost (a) (b)	$131	$176	$301	$332
Short-term lease cost (b) (c)	62	81	181	229
Variable lease cost (b) (d)	34	47	84	76
Sublease income	(8)	(9)	(7)	(7)
Total lease cost	$219	$295	$559	$630
(a) Includes fixed lease costs and non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) associated with long-term operating leases.
(b) Includes costs capitalized in programming assets during the period for leased assets used in the production of programming.
(c) Short-term leases, which are not recorded in right-of-use assets and lease liabilities on the Consolidated Balance Sheets, have a term of 12 months or less and exclude month-to-month leases.
(d) Primarily includes non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) and costs for equipment leases that vary based on usage.
The following table presents supplemental cash flow information for our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Payments for amounts included in operating lease liabilities (operating cash flows)	$140	$218	$338	$368

Noncash additions to operating lease assets	$146	$82	$130	$123
The expected future payments relating to our operating lease liabilities at December 31, 2025 (Successor) are as follows:

2026	$336
2027	290
2028	257
2029	211
2030	195
2031 and thereafter	387
Total minimum payments	1,676
Less amounts representing interest	242
Present value of minimum payments	$1,434
In October 2025, we entered into an operating lease for approximately 285,000 square feet of studio stage and production office space in a multi-tenant facility in New Jersey that is currently under construction by the lessor. The lease will commence upon delivery of the completed space, which is currently expected in the fourth quarter of 2028. The noncancellable term is 10 years and fixed payments will total $255 million.

Lessor Contracts
We enter into operating lease agreements under which third parties lease space in our owned production facilities and office buildings. Lease payments received under these agreements consist of fixed payments for the rental of space and certain building operating costs, as well as variable payments based on usage of production facilities and services, and escalating costs of building operations. Our future fixed lease income is not expected to be material. We recorded total lease income, including both fixed and variable amounts, of $17 million for the Successor period from August 7 - December 31, 2025, $23 million for the Predecessor period from January 1 - August 6, 2025 and $34 million for each of the years ended December 31, 2024 and 2023 (Predecessor).

LEASES	LEASES
Lessee Contracts
We have operating leases primarily for office space, equipment, satellite transponders and studio facilities. We also have finance leases for equipment, which were not material for the periods presented. Lease costs are generally fixed, with certain contracts containing variable payments for non-lease costs based on usage and escalations in the lessors’ annual costs.
At December 31, 2025 (Successor) and December 31, 2024 (Predecessor), the following amounts were recorded on the Consolidated Balance Sheets relating to our operating leases.

	Successor	Predecessor
	2025	2024
Right-of-Use Assets
Operating lease assets	$1,126	$1,012

Lease Liabilities
Other current liabilities	$284	$284
Operating lease liabilities	1,150	1,048
Total lease liabilities	$1,434	$1,332

	Successor	Predecessor
	2025	2024
Weighted average remaining lease term	6 years	6 years

Weighted average discount rate	4.7%	3.8%
The following table presents our lease cost relating to our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Operating lease cost (a) (b)	$131	$176	$301	$332
Short-term lease cost (b) (c)	62	81	181	229
Variable lease cost (b) (d)	34	47	84	76
Sublease income	(8)	(9)	(7)	(7)
Total lease cost	$219	$295	$559	$630
(a) Includes fixed lease costs and non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) associated with long-term operating leases.
(b) Includes costs capitalized in programming assets during the period for leased assets used in the production of programming.
(c) Short-term leases, which are not recorded in right-of-use assets and lease liabilities on the Consolidated Balance Sheets, have a term of 12 months or less and exclude month-to-month leases.
(d) Primarily includes non-lease costs (consisting of other occupancy and service costs relating to the use of an asset) and costs for equipment leases that vary based on usage.
The following table presents supplemental cash flow information for our operating leases.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Payments for amounts included in operating lease liabilities (operating cash flows)	$140	$218	$338	$368

Noncash additions to operating lease assets	$146	$82	$130	$123
The expected future payments relating to our operating lease liabilities at December 31, 2025 (Successor) are as follows:

2026	$336
2027	290
2028	257
2029	211
2030	195
2031 and thereafter	387
Total minimum payments	1,676
Less amounts representing interest	242
Present value of minimum payments	$1,434
In October 2025, we entered into an operating lease for approximately 285,000 square feet of studio stage and production office space in a multi-tenant facility in New Jersey that is currently under construction by the lessor. The lease will commence upon delivery of the completed space, which is currently expected in the fourth quarter of 2028. The noncancellable term is 10 years and fixed payments will total $255 million.

Lessor Contracts
We enter into operating lease agreements under which third parties lease space in our owned production facilities and office buildings. Lease payments received under these agreements consist of fixed payments for the rental of space and certain building operating costs, as well as variable payments based on usage of production facilities and services, and escalating costs of building operations. Our future fixed lease income is not expected to be material. We recorded total lease income, including both fixed and variable amounts, of $17 million for the Successor period from August 7 - December 31, 2025, $23 million for the Predecessor period from January 1 - August 6, 2025 and $34 million for each of the years ended December 31, 2024 and 2023 (Predecessor).